Stock Options (Details 3)	12 Months Ended
Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Options Two [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.25%
Expected life (years)	4 years
Expected volatility	131.00%